UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)     (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2020
For the Fiscal Period from October 1, 2019 through March 31, 2020
(Unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Aspiration, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Aspiration.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in the Fund complex.

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 92.22%

Communication Services - 5.17%
*	Take-Two Interactive Software, Inc.	17,515	$2,077,454
	The Walt Disney Co.	18,120	1,750,392
			3,827,846
Consumer Discretionary - 16.97%
	Aptiv PLC	40,723	2,005,201
	Best Buy Co., Inc.	32,710	1,864,470
*	LKQ Corp.	125,989	2,584,034
*	Mohawk Industries, Inc.	29,120	2,220,109
	OneSpaWorld Holdings Ltd.	501,421	2,035,769
	Royal Caribbean Cruises Ltd.	57,662	1,854,987
			12,564,570
Consumer Staples - 4.43%
	Reynolds Consumer Products, Inc.	112,500	3,281,625
			3,281,625
Financials - 21.36%
	Ameriprise Financial, Inc.	32,482	3,328,755
*	Berkshire Hathaway, Inc. - Class B	13,340	2,438,952
	Marsh & McLennan Cos., Inc.	14,071	1,216,579
	Prudential Financial, Inc.	49,214	2,566,018
	Synchrony Financial	140,528	2,261,096
	Visa, Inc.	24,885	4,009,471
			15,820,871
Health Care - 15.68%
*	Align Technology, Inc.	12,928	2,248,826
*	Bio-Rad Laboratories, Inc.	4,082	1,430,986
*	Incyte Corp.	42,654	3,123,552
*	Laboratory Corp of America Holdings	19,600	2,477,244
	UnitedHealth Group, Inc.	9,346	2,330,705
			11,611,313
Industrials - 7.34%
	AGCO Corp.	61,205	2,891,936
	MSA Safety, Inc.	25,100	2,540,120
			5,432,056
Information Technology - 21.27%
	Jabil, Inc.	80,122	1,969,399
*	LiveRamp Holdings, Inc.	56,864	1,871,963
µ	NXP Semiconductors NV	20,002	1,658,766
*	ON Semiconductor Corp.	140,739	1,750,793
*	PTC, Inc.	28,150	1,723,061
*	Trimble, Inc.	100,161	3,188,125
*	Vmware, Inc.	16,269	1,970,176
	Western Digital Corp.	38,931	1,620,308
			15,752,591

	Total Common Stocks (Cost $86,790,353)		68,290,872
			(Continued)

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 92.22%

Communication Services - 5.17%
*	Take-Two Interactive Software, Inc.	17,515	$2,077,454
	The Walt Disney Co.	18,120	1,750,392
			3,827,846
Consumer Discretionary - 16.97%
	Aptiv PLC	40,723	2,005,201
	Best Buy Co., Inc.	32,710	1,864,470
*	LKQ Corp.	125,989	2,584,034
*	Mohawk Industries, Inc.	29,120	2,220,109
	OneSpaWorld Holdings Ltd.	501,421	2,035,769
	Royal Caribbean Cruises Ltd.	57,662	1,854,987
			12,564,570
Consumer Staples - 4.43%
	Reynolds Consumer Products, Inc.	112,500	3,281,625
			3,281,625
Financials - 21.36%
	Ameriprise Financial, Inc.	32,482	3,328,755
*	Berkshire Hathaway, Inc. - Class B	13,340	2,438,952
	Marsh & McLennan Cos., Inc.	14,071	1,216,579
	Prudential Financial, Inc.	49,214	2,566,018
	Synchrony Financial	140,528	2,261,096
	Visa, Inc.	24,885	4,009,471
			15,820,871
Health Care - 15.68%
*	Align Technology, Inc.	12,928	2,248,826
*	Bio-Rad Laboratories, Inc.	4,082	1,430,986
*	Incyte Corp.	42,654	3,123,552
*	Laboratory Corp of America Holdings	19,600	2,477,244
	UnitedHealth Group, Inc.	9,346	2,330,705
			11,611,313
Industrials - 7.34%
	AGCO Corp.	61,205	2,891,936
	MSA Safety, Inc.	25,100	2,540,120
			5,432,056
Information Technology - 21.27%
	Jabil, Inc.	80,122	1,969,399
*	LiveRamp Holdings, Inc.	56,864	1,871,963
µ	NXP Semiconductors NV	20,002	1,658,766
*	ON Semiconductor Corp.	140,739	1,750,793
*	PTC, Inc.	28,150	1,723,061
*	Trimble, Inc.	100,161	3,188,125
*	Vmware, Inc.	16,269	1,970,176
	Western Digital Corp.	38,931	1,620,308
			15,752,591

	Total Common Stocks (Cost $86,790,353)		68,290,872
			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2020
			Shares	Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 4.00%

	Prologis, Inc.		36,800	$2,957,616
				2,957,616

	Total Real Estate Investment Trust (Cost $2,976,424)			2,957,616

Total Value of Investments (Cost $89,766,777) - 96.22%				$71,248,488

Other Assets Less Liabilities - 3.78%				2,802,651

NET ASSETS - 100.00%				$74,051,139

*	Non-income producing investment
µ	American Depositary Receipt
The following acronym or abbreviation is used in this Schedule:
	NV - Netherlands Security

	Summary of Investments
		% of Net
	By Sector	Assets	Value
	Communication Services	5.17%	$3,827,846
	Consumer Discretionary	16.97%	12,564,570
	Consumer Staples	4.43%	3,281,625
	Financials	21.36%	15,820,871
	Health Care	15.68%	11,611,313
	Industrials	7.34%	5,432,056
	Information Technology	21.27%	15,752,591
	Real Estate Investment Trust	4.00%	2,957,616
	Other Assets Less Liabilities	3.78%	2,802,651
	Total Net Assets	100.00%	$74,051,139

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2020

Assets:
Investments, at value (cost $89,766,777)	$71,248,488
Receivables:
From Advisor	376,111
Investments sold	6,742,680
Fund shares sold	148,213
Dividends	40,758
Prepaid expenses:
Registration and filing expenses	23,580
Fund accounting fees	1,993
Transfer agent fees	781
Trustee fees and meeting expenses	47

Total assets	78,582,651

Liabilities:
Due to custodian	919,555
Payables:
Investments purchased	3,506,887
Fund shares repurchased	42,825
Accrued expenses:
Professional fees	28,487
Distribution and service fees - Investor Class Shares	15,193
Custody fees	8,978
Insurance fees	5,832
Administration fees	1,928
Shareholder fulfillment fees	1,398
Compliance fees	280
Security pricing fees	149

Total liabilities	4,531,512

Net Assets	$74,051,139

Net Assets Consist of:
Paid in capital	$98,229,758
Accumulated deficit	(24,178,619)

Total Net Assets	$74,051,139
Shares Outstanding, no par value (unlimited authorized shares)	8,021,691
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$9.23

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2020

Investment Income:
Dividends	$642,899

Total Investment Income	642,899

Expenses:
Transfer Agent fees (Note 2)	290,596
Other operating expenses (Note 2)	160,867
Distribution and service fees - Investor Class Shares (Note 3)	112,558
Professional fees	37,206

Total Expenses	601,227

Expenses reimbursed by Advisor (Note 2)	(376,111)

Net Expenses	225,116

Net Investment Income	417,783

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(3,115,537)

Net change in unrealized depreciation on investments	(18,232,742)

Net Realized and Unrealized Loss on Investments	(21,348,279)

Net Decrease in Net Assets Resulting from Operations	$(20,930,496)

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets
	March 31,		September 30,
For the fiscal year or period ended	2020	(a)	2019

Operations:
Net investment income	$417,783		$978,592
Net realized gain (loss) from investment transactions	(3,115,537)		4,450,881
Net change in unrealized depreciation on
investments	(18,232,742)		(2,741,641)

Net Increase (Decrease) in Net Assets from Operations	(20,930,496)		2,687,832

Distributions to Shareholders	(8,086,910)		(6,111,447)

Decrease in Net Assets Resulting from Distributions	(8,086,910)		(6,111,447)

Beneficial Interest Transactions:
Shares Sold	21,864,797		25,409,119
Reinvested Dividends and Distributions	8,043,317		6,083,362
Shares Repurchased	(11,436,401)		(22,602,384)

Net Increase in Beneficial Interest Transactions	18,471,713		8,890,097

Net Increase in Net Assets	(10,545,693)		5,466,482

Net Assets:
Beginning of period	84,596,832		79,130,350.00
End of period	$74,051,139		$84,596,832

Share Information:
Shares Sold	1,763,059		2,061,802
Reinvested Dividends and Distributions	600,749		564,133
Shares Repurchased	(947,086)		(1,828,327)
Net Increase in Shares of Beneficial Interest	1,416,722		797,608

(a) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights

For a share outstanding during each	March 31,		September 30,
of the fiscal years or periods ended	2020	(e)	2019	2018	2017	2016	(d)

Net Asset Value per Share, Beginning of Period	$12.81		$13.63	$12.82	$10.81	$10.00

Income (Loss) from Investment Operations
Net investment income	0.12		0.14	0.14	0.13	0.10
Net realized and unrealized gain (loss)
on investments	(2.50)		0.06	1.25	2.43	0.71

Total from Investment Operations	(2.38)		0.20	1.39	2.56	0.81

Less Distributions to Shareholders:
Net investment income	(0.61)		(0.12)	(0.06)	(0.21)	-
Net realized gains	(0.59)		(0.90)	(0.52)	(0.34)	-

Total Distributions	(1.20)		(1.02)	(0.58)	(0.55)	-

Net Asset Value per Share, End of Period	$9.23		$12.81	$13.63	$12.82	$10.81

Total Return (c)	(21.23)%	(b)	2.95%	11.28%	24.70%	8.10%	(b)

Net Assets, End of Period (in thousands)	$74,051		$84,597	$79,130	$37,249	$5,163

Ratios of:
Gross Expenses to Average Net Assets	1.34%	(a)	1.50%	1.41%	2.65%	9.49%	(a)
Net Expenses to Average Net Assets	0.50%	(a)	0.50%	0.50%	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets	0.93%	(a)	1.23%	1.06%	0.83%	1.90%	(a)

Portfolio turnover rate	95.96%	(b)	135.10%	110.18%	131.83%	120.74%	(b)

(a) Annualized
(b) Not annualized.
(c)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been (23.23)%, 0.95%, 9.28%, 22.70%, and 6.10% for the periods ended March 31, September 2019, September 2018, September 2017, and September 2016, respectively.

(d)	For the fiscal period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.
(e) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2020

1.       Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income.  The Fund seeks to achieve its investment objective by investing in, or seeking exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2020, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Investment Valuation
The Fund’s investments in securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sales price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2020

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the fair value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2020 for the Fund’s investments measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Investments
Common Stocks*	$68,290,872	$68,290,872	$-	$-
Real Estate Investment Trust	2,957,616	2,957,616	-	-
Total Investments	$71,248,488	$71,248,488	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) There were no Level 3 investments during the fiscal period ended March 31, 2020.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”).

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2020

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the “Advisor”) does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  Advisory fees will not be incurred by the Fund.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
March 31, 2020	$376,111	September 30, 2022
September 30, 2019	$794,797	September 30, 2022
September 30, 2018	$566,641	September 30, 2021

Sub-Advisor
UBS Asset Management (Americas), Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2020

Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $46,714 of fees by the Administrator for the fiscal period ended March 31, 2020.

Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $18,044 of fees by The Nottingham Company for the fiscal period ended March 31, 2020.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $14,703 in compliance fees for fiscal period ended March 31, 2020.

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund.  The Fund paid $33,203 in custody fees for the fiscal period ended March 31, 2020.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid $290,597 to the Transfer Agent for the fiscal period ended March 31, 2020.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $3,531 in distribution expenses for the fiscal period ended March 31, 2020.  These fees are included in the Shareholder Fulfillment Fees on the Statement of Operations.

Officers and Trustees of the Trust

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review the performance of the Advisor and the Fund; and oversee the activities of the Fund.  Officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) each receive $21,000 per year, and the Chairman of the Board’s Audit Committee also receives and additional $5,250 per year.

As of March 31, 2020, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

3.       Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2020, $112,558 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2020

4.       Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$92,250,316	$82,808,920

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2020.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years/period ended September 30, 2017 through September 30, 2019, and through the fiscal period ended March 31, 2020.  As of and during the fiscal period ended March 31, 2020, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2020, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2020	September 30, 2019
Ordinary Income	$7,535,909	$4,852,616
Long-Term Capital Gains	551,001	1,258,831

At March 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$89,766,777

Gross Unrealized Appreciation	1,137,763
Gross Unrealized Depreciation	(19,656,051)
Net Unrealized Depreciation	$(18,518,288)

6.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2020, there were no control persons of the Fund.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2020

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.       New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement. The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Advisor is currently evaluating the impact of this new guidance on the Fund’s financial statements.

9.       Subsequent Events

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2020

1.       Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT are available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2020.

During the fiscal period ended March 31, 2020, the Fund paid $7,535,909 in ordinary income distributions and $551,001 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2020

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 787.70	$2.23
	$1,000.00	$1,022.50	$2.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183/366 (to reflect the six-month period).

5.       Approval of Investment Advisory Agreement

The Advisor supervises the Fund's investments by overseeing the Sub-Advisor, who manages the Fund's daily activity, pursuant to an Investment Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 10, 2019, the Trustees approved the continuation of the Investment Advisory Agreement for a one-year period. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.

The Board reviewed the information prepared by the Advisor relating to the renewal of the Investment Advisory Agreement, including the Advisor’s Form ADV, experience, profitability with respect to the Funds, financial strength and capability, and other pertinent information. The Board also reviewed, among other things, the Advisor’s income statement, fee and performance comparisons, and a copy of the current Investment Advisory Agreement.

In deciding whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception; its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of the Fund’s shares.  The Trustees also evaluated: The Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

After reviewing the foregoing information and additional information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of its respective benchmark indexes, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Broadridge peer group averages). The Trustees also considered the consistency of the Advisor’s management of the Fund with its respective investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2020

(iii)
Fees and Expenses; Fall-out Benefits to the Advisor.  The Board consider the fees and expenses in connection with the Advisor’s management of the Fund, including any fall-out benefits derived by the Advisor and its affiliates resulting from its relationship with the Fund. In considering the costs of the services provided by the Advisor and the benefits derived by the Advisor and its affiliates, the Trustees noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that those clients pay the Advisor directly, rather than through the Fund via a management fee charged to the Fund.

The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed its financial stability. The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name and the ability for the Advisor to place small accounts into the Fund.

The Trustees then compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of funds, the nature of their investment strategy, and their style of investment management, among other factors.

Following this  comparison  and  upon  further  consideration  and  discussion  of  the foregoing, the Board concluded that, due to the Advisor’s receipt of payment directly from its clients, the lack of fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability in connection with its management of the Fund over the past twelve months. The Board considered the quality of the Advisor’s service to the Fund, and after further discussion, concluded that the Advisor’s level of profitability was acceptable.

(v)
Economies of Scale. The Trustees noted that the Fund does not have a traditional advisory fee. The Trustees noted that shareholders would benefit from their ability to individually allocate between 0.0% and 2.0% of the net asset value of their account per year as payment to the Advisor. The Trustees then reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. Following further discussion of the Fund’s asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2020

6.       Approval of Investment Sub-Advisory Agreement

The Sub-Advisor manages the Fund's daily activity pursuant to an Investment Sub-Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 10, 2019, the Trustees approved the continuation of the Investment Sub-Advisory Agreement for a one-year period. In considering whether to approve the Investment Sub-Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Sub-Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Sub-Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.

The Board reviewed the information prepared by the Sub-Advisor relating to the renewal of the Investment Sub-Advisory Agreement, including the Sub-Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other things, the Sub-Advisor’s income statement, fee and performance comparisons, and a copy of the current Investment Sub-Advisory Agreement.

In deciding on whether to approve the continuation of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities) and its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies, and limitations.  The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisors, and applicable peer group data (e.g., Broadridge peer group average). The Trustees also considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies, and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.

(iii)
Fees and Expense; Fall-out Benefits to the Sub-Advisor. The Trustees noted that the fee under the Investment Sub-Advisory Agreement was a percentage of fees received by the Advisor from the Fund, calculated after the Advisor contributed 10% in a donation to charity. The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; the financial condition of the Sub-Advisor; the level of commitment to the Fund and the Sub-Advisor by the principals of the Sub-Advisor; the asset level of the Fund; and the overall expenses of the Fund and the nature and frequency of advisory fee payments.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2020

The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund’s annual operating expenses. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor’s name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor’s other clients.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund’s management fee was lower than most of the comparable and lower than the peer group average. The Trustees also determined that the Fund’s net expense ratio was lower than the comparable funds and the peer group average.

Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board considered the quality of the Sub-Advisor’s service to the Fund, and after further discussion, concluded that the Sub-Advisor’s level of profitability was acceptable.

(v)
Economies of Scale. In this regard, the Trustees reviewed Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Sub-Advisory Agreement for the Fund.

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report..

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

By:	____/s/ Andrei Cherny_______
Andrei Cherny President and Principal Executive Officer
Date:	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	___/s/ Andrei Cherny__________
Andrei Cherny President and Principal Executive Officer

Date:	June 5, 2020

By:	___/s/ Ashley H. Lanham______
Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	June 8, 2020